ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accrued payroll and welfare	29,859,310	24,015,031
Technology supporting fees payable	9,856,805	20,609,458
Advertising and marketing fees payable	13,855,032	5,144,789
Other taxes payable	9,513,024	6,525,618
Rebate to advertising customers	11,896,947	4,263,036
Professional fee payable	1,350,153	3,069,892
Deposits received from suppliers	1,120,000	1,170,000
Payable for business combinations	24,742,025	—
Cash collected on behalf of service providers*	10,356,117	—
Other accrued expenses**	6,409,383	18,164,527
Accrued Expenses and Other Current Liabilities	118,958,796	82,962,351

*      This is the cash the Group received on behalf of the service providers from the customers for the family planning services.

**    Other accrued expenses mainly represent accrued office expenses and other operating costs.